Fair Value Measurements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Warrant liabilities	$ 16,241,092	$ 22,024,165
Recurring | Level 3
Liabilities
Warrant liabilities	16,241,092	22,024,165
Derivative liabilities	$ 8,327,602	$ 922,834